Provisions	12 Months Ended
Jun. 30, 2019
1 year or less [member]
Statement [line items]
Provisions

Note 16. Current liabilities - provisions

	2019	2018
	A$’000	A$’000

Employee benefits	136	91
Lease make good	—	71

	136	162

Consolidated - 2019

Carrying amount at the start of the year	71
Unused amounts reversed	(71)

Carrying amount at the end of the year	—